UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)

(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code:  704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

May 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Bragg Capital Trust

Queens Road Value Fund

Queens Road Small Cap Value Fund

May 31, 2006

Board of Trustees

Phil Blount

Christopher Brady

Benton Bragg

Robert Carter

Timothy Ignasher

Steven Scruggs

Harold Smith

Investment Adviser

Bragg Financial Advisors, Inc.

100 Queens Road

Charlotte, NC 28204

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Suite C

Brecksville, Ohio 44141

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen Fund Audit Services, Ltd.

826 Westpoint Parkway Suite 1250

Westlake, Ohio 44145

Shares of the Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  The Funds are not bank deposits, not FDIC insured and may lose value.  Please read the prospectus carefully before investing or sending money.

QUEENS ROAD FUNDS

MANAGERS COMMENTARY

May 31, 2006

Dear Fellow Shareholders:

For the fiscal 2006 year, the Queens Road Value Fund scored a total return of 10.03% and the Queens Road Small Cap Value Fund returned 8.31% (see each fund’s section below for more detailed performance information). We are pleased to report that both funds have produced positive returns in every fiscal year since inception. Although of course past performance does not guarantee future results, we believe our value-oriented, disciplined investment philosophy should continue to provide consistent above-average risk-adjusted performance.

Throughout the year the Federal Reserve continued to raise short-term interest rates. Its streak now stands at 16 straight quarters of 25 basis point increases. While many economists and investors are calling for the Fed to stop the rate hikes (and some are even proposing cuts), we don’t believe Fed chief Ben Bernanke has that flexibility.  Despite slowing GDP growth, inflation is certainly on the rise, most likely due to the unprecedented expansionary monetary policy of the recent past. Prices for equities, commodities and real estate have increased at above-average rates over the past few years. So far high real growth in global output and increased productivity have done a great job in absorbing the easy money resulting from the policies of the world’s central banks, but Bernanke realizes inflation is far easier to start than to stop. In today’s environment, an inflationary period like the one we endured in the late 1970s and early 1980s would be disastrous. It was bad enough then, and that was before the proliferation of no-money-down, adjustable-rate mortgages. Therefore we expect the Fed will remain vigilant, and further rate increases may be forthcoming.

We believe that the slower economic growth we are starting to see will benefit higher-quality companies -- the very ones we try to identify and invest in.  The market over the last three years has been led by more speculative companies, which is typical of where we are in the economic cycle. Corporate profit growth has been very strong for the past several years, but should slow with slowing GDP growth. While we never make macro predictions, we are sure that corporate earnings can’t grow at an above-average rate indefinitely! In a lower-growth environment, companies with cheaper valuations, stronger balance sheets, and more generous dividend policies should out-perform.

QUEENS ROAD FUNDS

MANAGERS COMMENTARY (CONTINUED)

MAY 31, 2006

Although this year’s commentary may seem gloomy, we remain skeptically optimistic.  As realists, we know that trees do not grow to the sky, and earnings as well as equities’ returns will revert to the mean over time.  While we closely watch the macro-picture, it does not drive our investment process.  We continue to search for companies that are trading below our estimate of their intrinsic value, with strong balance sheets, effective managements, in attractive industries.  We feel confident that a diversified portfolio of these investments will provide above-average long-term risk-adjusted returns.

As always, thank you for your support.

Sincerely,

Steve Scruggs, CFA

Benton Bragg, CFA

President, Portfolio Manager

Chairman

QUEENS ROAD VALUE FUND

FUND COMMENTARY

MAY 31, 2006

Manager’s Discussion

NOTE: In November 2005, the S&P/Barra Value Index was discontinued by Standard and Poor’s and replaced with the S&P500/Citigroup Value Index.  Accordingly, the Fund has adopted the S&P 500/Citigroup Value Index as its primary benchmark.

The Queens Road Value Fund had a great year and was up 10.03% for the fiscal year ending 5/31/2006.  However, we trailed our primary benchmark, the S&P500/Citigroup Value Index, which was up 15.32%.  The Fund managed to outperform the S&P 500, which was up 8.64%.    The Fund was underweight in the energy sector, which was by far the best performing sector over the last year.  This was the main cause of our underperformance relative to the index.

The chart below shows the fund’s performance for the fiscal year ended 5/31/2006, along with the returns for the S&P500/Citigroup Value Index and the Standard and Poor’s 500 Index. The fund attempts to maintain a strong correlation with the S&P500/Citigroup Value Index by maintaining   portfolio sector weights within reasonable parameters to the index.  We try to outperform the index through security selection, investing only in those companies we believe have the best prospects for long-term performance.

	QRVLX	S&P 500/Citigroup Value	S&P 500
June 2005	1.08%	0.70%	0.14%
July 2005	3.20%	3.90%	3.72%
August 2005	-0.59%	-0.38%	-0.91%
September 2005	0.89%	2.06%	0.81%
October 2005	-2.35%	-1.36%	-1.67%
November 2005	3.54%	4.31%	3.78%
December 2005	0.29%	-0.76%	0.03%
January 2006	1.46%	2.98%	2.65%
February 2006	1.37%	1.08%	0.27%
March 2006	1.00%	1.70%	1.24%
April 2006	1.34%	2.79%	1.34%
May 2006	-1.46%	-2.45%	-2.88%
One Year	10.03%	15.32%	8.64%

QUEENS ROAD SMALL CAP VALUE FUND

FUND COMMENTARY

MAY 31, 2006

Manager’s Discussion

For the twelve month period ending 5/31/2006 the total return for the Queens Road Small Cap Value Fund was 8.31%.  This compares with returns of 18.22% for the Russell 2000 Value Index and 18.24% for the Russell 2000 Index.

Part of the Fund’s underperformance was due to the Fund being underweight relative to its benchmark in the Energy sector which was by far the best performing sector in both the Russell 2000 Value Index and the Russell 2000 Index.  Additionally, the Fund was overweight relative to its benchmarks in Consumer Discretionary stocks which fared poorly for the year thereby causing further underperformance.

Below is our month-by-month performance comparison with both the Russell 2000 Value Index and the Russell 2000 Index.

	QRSVX	Russell 2000 Value	Russell 2000
June 2005	3.36%	4.42%	3.86%
July 2005	4.23%	5.69%	6.34%
August 2005	-3.19%	-2.30%	-1.85%
September 2005	0.48%	-0.17%	0.31%
October 2005	-4.35%	-2.51%%	-3.11%
November 2005	3.05%	4.06%	4.85%
December 2005	0.02%	-0.77%	-0.46%
January 2006	3.14%	8.27%	8.97%
February 2006	-.041%	-.001%	-0.28%
March 2006	4.59%	4.84%	4.85%
April 2006	-0.06%	0.27%	-0.02%
May 2006	-2.76%	-4.14%	-5.62%
One Year	8.31%	18.22%	18.24%

QUEENS ROAD VALUE FUND

PERFORMANCE ILLUSTRATION

MAY 31, 2006

Average Annual Total Return

For the Periods Ended May 31, 2006

               Queens Road Value Fund                          S&P 500/Citigroup Value Index

1 Year

                                10.03%                                                              14.03%

Since Inception                  12.04%                                                             10.61%

*Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

QUEENS ROAD SMALL CAP VALUE FUND

PERFORMANCE ILLUSTRATION

MAY 31, 2006

$20,000
$15,000
$10,000
$5,000
$0
May-02
Nov-02
May-03
Nov-03
May-04
Nov-04
May-05
Nov-05
May-06
Russell 2000 Value Index
Queens Road Small Cap Value

Average Annual Total Return

For the Periods Ended May 31, 2006

                         Queens Road Small Cap Value             Russell 2000 Value Index

1 Year

                                                       8.31%                                         18.21%

Since Inception                                       16.89%                                        14.45%

*Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

QUEENS ROAD VALUE FUND

GRAPHICAL ILLUSTRATION

MAY 31, 2006

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
3.10%
Cash Equivalents
6.35%
Conglomerates
6.11%
Consumer Goods
10.29%
Consumer Services
3.41%
Financial
26.32%
Healthcare
11.93%
Industrial Goods
4.41%
Services
7.35%
Technology
12.57%
Utilities
8.16%

QUEENS ROAD SMALL CAP VALUE FUND

GRAPHICAL ILLUSTRATION

MAY 31, 2006

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Utilities
7.22%
Basic Materials
6.21%
Cash Equivalents
10.21%
Technology
13.98%
Consumer Goods
23.57%
Services
16.76%
Industrial Goods
3.28%
Health care
0.15%
Financial
18.62%

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2006

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Advertising Agencies
250	Omnicom Group, Inc.	$ 23,778	0.48%

Aerospace & Defense
525	Alliant Techsystems, Inc. *	40,982
160	Boeing Co.	13,320
600	United Technologies Corp.	37,512
		91,814	1.85%
Apparel & Accessories
800	Liz Claiborne, Inc.	30,936
1,000	V.F. Corp.	62,930
		93,866	1.90%
Apparel Retail
1,400	TJX Companies, Inc.	33,194	0.67%

Beverages
830	Brown Forman Corp.	63,329	1.28%

Banks
1,400	Bank of America Corp.	67,760
235	Wells Fargo & Co.	15,597
		83,357	1.69%
Broadcasting & Cable TV
490	CBS Corp. Class B	12,696
1,290	Comcast Corp. Class A *	41,280
2,800	Echostar Communications Corp. *	83,804
		137,780	2.79%

* Non-income producing

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2006

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Computer Hardware
800	Dell, Inc. *	20,304
2,600	Hewlett Packard Co.	84,188
		104,492	2.11%
Computer Storage & Peripherals
600	Lexmark International, Inc. *	34,350
2,500	Seagate Technology	58,375
		92,725	1.87%
Construction Materials
337	Florida Rock Industries, Inc.	17,726	0.36%

Data Processing Services
2,495	Electronic Data Systems Corp.	61,177	1.24%

Department Stores
90	Federated Department Stores, Inc.	6,555	0.13%

Diversified Financial Services
1,600	Citigroup Corp.	78,880	1.59%

Electric Utilities
2,400	Duke Power Co.	67,728
700	Exelon Corp.	39,627
3,000	Northeast Utilities	60,690
1,700	Progress Energy, Inc.	71,468
1,865	Southern Co.	59,624
		299,137	6.05%

* Non-income producing

The accompanying notes are an integral part of these financial statements.

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Environmental Services
1,500	Waste Connections, Inc. *	57,675	1.17%

Fertilizers & Agricultural Chemicals
1,800	Scotts Miracle-Gro Co.	78,588	1.59%

Financials-Asset Management & Custody Banks
1,450	T. Rowe Price Associates, Inc.	114,695	2.32%

Fire Marine & Casualty Insurance
2,900	Progressive Corp.	79,315	1.60%

General Merchandise Stores
1,950	Dollar Tree Stores, Inc. *	51,539	1.04%

Health Care Distributors & Services
800	Wellpoint Health Networks, Inc. *	57,264	1.16%

Health Care Equipment
1,500	Medtronic, Inc.	75,735	1.53%

Housewares & Specialties
1,800	Community Health Systems, Inc. *	67,860
1,450	HCA, Inc.	64,453
		132,313	2.68%

* Non-income producing

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2006

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Household Appliances
239	Whirlpool Corp.	21,491	0.43%

Household Products
1,100	Clorox Co.	69,509	1.41%

Housewares & Specialties
380	Fortune Brands, Inc.	28,120	0.57%

Investment Banking & Brokerage
945	Morgan Stanley Group, Inc.	56,341	1.14%

Industrial Conglomerates
2,650	Tyco Laboratories, Inc.	71,842	1.45%

Industrial Instruments for Measurement, Display and Control
1,150	Danaher Corp.	73,727	1.49%

Industrial Machinery
2,000	Ingersoll Rand Co. Ltd.	87,220	1.76%

Insurance Brokers
2,250	Brown & Brown, Inc.	68,558	1.39%

Insurance Agents, Brokers and Services
2,500	Marsh & Mclennan Cos., Inc.	70,075	1.42%

* Non-income producing

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2006

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Integrated Oil & Gas
1,000	Exxon Mobil Corp.	60,910	1.23%

Integrated Telecommunication Services
1,290	Alltel Corp.	79,786
2,584	AT&T, Inc.	67,339
2,600	Century Telephone Enterprises, Inc.	92,950
900	China Netcom Group Corp.	29,475
		269,550	5.45%

Internet Software & Services
1,000	Intel Corp.	18,020	0.36%

Leisure Products
2,700	Hasbro, Inc.	50,058	1.01%

Property & Casualty Insurance
6,063	Aegon NV	101,191
3,500	Conseco, Inc. *	84,315
1,035	Metlife, Inc.	53,271
1,300	Torchmark Corp.	76,544
		315,321	6.38%

Movies & Entertainment
4,500	News Corp.	85,815
5,500	Time Warner, Inc.	94,655
490	Viacom, Inc. Class B *	18,497
		198,967	4.02%

* Non-income producing

The accompanying notes are an integral part of these financial statements.

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Multi-Sector Holdings
1,400	Leucadia National Corp.	89,656	1.81%

Multi-Utilities
2,100	WPS Resources Corp.	102,522	2.07%

Multi-Line Insurance
1,140	American International Group, Inc.	69,312	1.40%

Networking Equipment
1,000	Motorola, Inc.	21,090	0.43%

Oil & Gas Exploration & Production
200	Apache Corp.	12,976	0.26%

Packaged Foods
2,670	Unilever NV	60,422	1.22%

Personal Products
1,375	Alberto Culver Co. Class B	63,951	1.29%

Pharmaceuticals
1,000	Glaxo Smithkline PLC	55,300
1,850	Johnson & Johnson	111,407
1,820	Merck & Co., Inc.	60,587
4,000	Pfizer, Inc.	94,640
		321,934	6.51%

* Non-income producing

The accompanying notes are an integral part of these financial statements.

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Publishing & Printing
420	Gannett, Inc.	22,684
800	John Wiley & Sons	27,864
		50,548	1.02%
Regional Banks
1,700	BOK Financial Corp.	83,453
2,650	National City Corp.	97,732
		181,185	3.66%
Real Estate Investment Trusts
745	Simon Property Group	59,324	1.20%

Reinsurance
1,100	Renaissance RE Holdings	49,555	1.00%

Restaurants
1,825	McDonalds Corp.	60,535	1.22%

State Commercial Banks
1,650	Fifth Third Bancorp	62,700	1.27%

Thrifts & Mortgage Finance
160	Federal National Mortgage Association	7,960	0.16%

Trading Companies & Distributors
700	Grainger W.W., Inc.	50,512	1.03%

* Non-income producing

The accompanying notes are an integral part of these financial statements.

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Wireless Telecommunication Services
1,586	America Movil S.A. DE C.V.	51,798	1.06%

Total for Common Stock (Cost - $4,316,174)		4,610,623	93.22%

CASH AND EQUIVALENTS
312,802	First American Prime Obligation Fund CL A 4.28% **	312,802	6.33%

	Total Investments	4,923,425	99.55%
	(Cost $ 4,628,976)

	Other Assets Less Liabilities	22,326	0.45%

	Net Assets - 100.00%	$4,945,751	100.00%

* Non-income producing

** Variable rate security; the coupon rate shown represents the rate at

May 31, 2006.

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2006

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Apparel & Accessories
2,992	Hampshire Group, Ltd. *	$ 55,502	0.69%

Apparel Retail
3,550	Stage Stores, Inc.	115,553	1.44%

Application Software
12,780	Intervideo, Inc. *	130,484	1.62%

Auto Parts & Equipment
7,200	Aftermarket Technology Corp. *	174,816	2.17%

Catalog Retail
3,100	Blair Corp.	110,484	1.37%

Chemical & Allied Products
2,710	FMC Corp.	174,985	2.18%

Commercial Printing
3,525	Banta Corp.	174,347	2.17%

Computer Hardware
5,200	Intergraph Corp. *	184,860	2.30%

Computer Storage & Peripherals
4,000	Hutchinson Technology, Inc. *	92,920	1.16%

* Non-income producing

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2006

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Construction & Engineering
2,000	Perini Corp. *	49,120	0.61%

Construction & Farm Machinery
1,926	Oshkosh Truck Corp.	101,789	1.27%

Distillers & Vintners
1,190	Constellation Brands, Inc. *	29,393	0.37%

Diversified Commercial Services
4,412	VSE Corp.	143,081	1.78%

Electric Utilities
4,250	MGE Energy, Inc.	131,495	1.64%

Electronic Equipment & Instruments
3,785	MTS Systems Corp.	158,024
2,099	Rofin Sinar Technologies, Inc. *	114,521
		272,545	3.39%

Food Retail
2,175	Arden Group, Inc.	212,367	2.64%

Footwear
3,000	K-Swiss, Inc. Class A	79,140	0.98%

* Non-income producing

The accompanying notes are an integral part of these financial statements.

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Gas Utilities
7,300	Piedmont Natural Gas Co., Inc.	177,463
3,300	UGI Corp.	76,758
		254,221	3.16%

Health Care Distributors & Services
4,220	Owens & Minor, Inc.	125,334	1.56%

Health Care Facilities
500	Amsurg Corp. *	12,045	0.15%

Home Furnishings
3,000	Dorel Industries, Inc. *	73,770
6,578	Rent A Center, Inc. *	156,425
		230,195	2.86%
Homebuilding
3,345	Cavco Industries, Inc. *	158,653	1.97%

Industrial Machinery
3,500	Blyth, Inc.	74,025
5,257	Lancaster Colony Corp.	204,865
		278,890	3.47%
Industrial Inorganic Chemicals
100	Ampco Pittsburgh Corp.	3,286
4,600	Clarcor, Inc.	144,670
		147,956	1.84%

* Non-income producing

The accompanying notes are an integral part of these financial statements.

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Integrated Telecommunication Services
3,402	Commonwealth Tel Enterprises, Inc.	112,436	1.40%

Life & Health Insurance
12,500	Phoenix Companies, Inc.	177,250	2.21%

Multi-line Insurance
8,000	Horace Mann Investors, Inc.	134,000	1.67%

Natural Gas Distribution
4,480	New Jersey Resources, Corp.	201,242	2.50%

Networking Equipment
4,000	Bel Fuse, Inc. Class B	125,520
9,000	Packeteer, Inc. *	103,050
		228,570	2.84%
Oil & Gas Exploration & Production
4,000	Saint Mary Land & Exploration Co.	156,360	1.95%

Packaged Foods
4,231	Sanderson Farms, Inc.	129,553
7,626	Smithfield Foods, Inc. *	212,079
		341,632	4.25%
Personal Products
6,664	CCA Industries, Inc.	62,975
5,495	Inter Parfums, Inc.	98,415
		161,390	2.01%

* Non-income producing

The accompanying notes are an integral part of these financial statements.

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Property & Casualty Insurance
6,950	CNA Surety Corp. *	119,332
2,185	Commerce Group, Inc.	123,999
		243,331	3.03%

Regional Banks
4,500	Colonial Bancgroup, Inc.	119,970
4,500	First Midwest Bancorp, Inc.	158,175
1,052	Southside Bancshares, Inc.	20,577
		298,722	3.72%

Real Estate Investment Trusts
938	Macerich Company	64,637	0.80%

Reinsurance
5,000	Endurance Specialty Holdings, Ltd.	152,750
2,700	Platinum Underwriters Holdings, Ltd.	72,738
		225,488	2.81%

Semiconductors
1,187	Omnivision Technologies, Inc. *	34,779	0.43%

Services - Misc. Amusement & Recreation
3,455	Aztar Corp. *	179,176	2.23%

Specialty Chemicals
3,625	Albemarle Corp.	174,000	2.16%

* Non-income producing

The accompanying notes are an integral part of these financial statements.

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
State Commerical Banks
3,150	Central Pacific Financial Corp.	113,306
1,900	Penns Wood Bancorp, Inc.	72,200
		185,506	2.31%

Thrifts & Mortgage Finance
2,901	Anchor Bancorp Wisconsin, Inc.	84,564
13,400	Doral Financial Corp.	101,036
		185,600	2.31%

Tires & Rubber
3,800	Bandag, Inc.	141,664	1.76%

Trucking
8,590	Heartland Express, Inc.	144,827
8,119	Vitran Corp., Inc. *	176,507
		321,334	4.00%

Wholesale-Apparel, Piece Goods & Notions
8,935	Delta Apparel, Inc.	155,201
3,000	Weyco Group, Inc.	61,230
		216,431	2.69%

Wireless Telecommunication Services
3,997	USA Mobility, Inc.	81,099	1.00%

* Non-income producing

The accompanying notes are an integral part of these financial statements.

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Total for Common Stock (Cost - $6,975,410)		7,304,822	90.87%

CASH AND EQUIVALENTS
830,380	First American Prime Obligation Fund CL A 4.28% **	830,380	10.33%

	Total Investments (Cost $7,805,790)	8,135,202	101.20%

	Liabilities in excess of other assets	(96,808)	(1.20)%

	Net Assets	$8,038,394	100.00%

* Non-income producing

** Variable rate security; the coupon rate shown represents the rate at

May 31, 2006.

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD FUNDS

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2006

	Value	Small Cap
Assets
Investment Securities at Market Value	$4,923,425	$8,135,202
(Cost $ 4,628,976 and $7,805,790)
Cash	6,900	14,909
Receivables:
Dividends and Interest	12,076	7,313
Shareholder Subscriptions	7,600	-
Total Assets	4,950,001	8,157,424

Liabilities
Due to Advisor	4,250	9,971
Payable for Securities Purchased	-	109,059
Total Liabilities	4,250	119,030

Net Assets	$4,945,751	$8,038,394
Net Assets Consist of:
Capital Paid In	4,625,514	7,381,076
Accumulated Net Investment Income	18,319	14,539
Accumulated Realized Gain	7,469	313,367
Unrealized Appreciation in Value
of Investments Based on Cost - Net	294,449	329,412
Net Assets, for 349,140 and 465,395 Shares Outstanding (Unlimited number of shares authorized without par value)	$4,945,751	$8,038,394

Net Asset Value Per Share ($4,945,751/349,140 shares) and ($8,038,394/465,395 shares)	$ 14.17	$ 17.27

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD FUNDS

STATEMENT OF OPERATIONS

For the year Ended May 31, 2006

	Value	Small Cap
Investment Income:
Dividends	$ 52,021	$ 103,230
Interest	6,829	13,229
Total Investment Income	58,850	116,459
Expenses:
Advisory fees	27,884	88,993
Total Expenses	27,884	88,993

Net Investment Income	30,966	27,466

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	7,469	355,448
Net Change In Unrealized Appreciation on Investments	209,311	35,636
Net Realized and Unrealized Gain on Investments	216,780	391,084

Net Increase in Net Assets from Operations	$ 247,746	$ 418,550

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	6/1/2005	6/1/2004
	to	to
	5/31/2006	5/31/2005
From Operations:
Net Investment Income	$ 30,966	$ 10,678
Net Realized Gain on Investments	7,469	26,269
Net Unrealized Appreciation on Investments	209,311	22,804
Increase in Net Assets from Operations	247,746	59,751
From Distributions to Shareholders:
Net Investment Income	(12,647)	(15,418)
Net Realized Gain from Security Transactions	(17,238)	(37,976)
Change in Net Assets from Distributions	(29,885)	(53,394)
From Capital Share Transactions:
Proceeds From Sale of Shares	3,396,940	947,379
Shares Issued on Reinvestment of Dividends	13,656	38,618
Cost of Shares Redeemed	(70,390)	(138,634)
Net Increase from Shareholder Activity	3,340,206	847,363

Net Increase in Net Assets	3,558,067	853,720

Net Assets at Beginning of Period	1,387,684	533,964
Net Assets at End of Period
(including accumulated undistributed net investment income of $18,319 and $4,740 respectively)	$ 4,945,751	$ 1,387,684

Share Transactions:
Issued	246,396	72,097
Reinvested	995	2,963
Redeemed	(4,974)	(10,931)
Net increase (decrease) in shares	242,417	64,129
Shares outstanding beginning of period	106,723	42,594
Shares outstanding end of period	349,140	106,723

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	6/1/2005	6/1/2004
	to	to
	5/31/2006	5/31/2005
From Operations:
Net Investment Income	$ 27,466	$ 13,165
Net Realized Gain (Loss) on Investments	355,448	(214)
Net Unrealized Appreciation on Investments	35,636	129,814
Increase in Net Assets from Operations	418,550	142,765
From Distributions to Shareholders:
Net Investment Income	(12,927)	(15,582)
Net Realized Gain from Security Transactions	(3,167)	(114,474)
Return of Capital	0	(8,037)
Change in Net Assets from Distributions	(16,094)	(138,093)
From Capital Share Transactions:
Proceeds From Sale of Shares	5,330,028	2,686,443
Shares Issued on Reinvestment of Dividends	7,905	58,209
Cost of Shares Redeemed	(1,275,691)	(145,002)
Net Increase from Shareholder Activity	4,062,242	2,599,650

Net Increase in Net Assets	4,464,698	2,604,322

Net Assets at Beginning of Period	3,573,696	969,374
Net Assets at End of Period
(including accumulated undistributed net investment income of $14,539 and $0 respectively)	$8,038,394	$ 3,573,696

Share Transactions:
Issued	317,019	163,528
Reinvested	477	3,558
Redeemed	(75,677)	(9,584)
Net increase (decrease) in shares	241,819	157,502
Shares outstanding beginning of period	223,576	66,074
Shares outstanding end of period	465,395	223,576

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Year	Year		Year	Period
	Ended	Ended		Ended	Ended
	2006	2005		2004	2003*
Net Asset Value -
Beginning of Period	$13.00	$12.54		$10.74	$10.00
Net Investment Income **	0.15	0.16		0.26	0.19
Net Gains or Losses on Securities
(Realized and Unrealized)	1.16	1.20		1.76	0.64
Total from Investment Operations	1.31	1.36		2.02	0.83
Distributions
(From net investment income)	(0.05)	(0.26)		(0.22)	(0.09)
(From capital gains)	(0.08)	(0.64)		0.00	0.00
Total from Distributions	(0.13)	(0.90)		(0.22)	(0.09)
Net Asset Value -
End of Period	$14.17	$13.00		$12.54	$10.74

Total Return	10.03%	10.79%	(a)	18.77%	8.43%	(b)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$4,946	$1,388		$534	$355
Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	0.95%		0.95%	0.95%	(c)
Ratio of Net Investment Income to Average Net Assets	1.05%	0.89%		1.22%	1.10%	(c)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	0.57%		0.00%	0.00%	(c)
Ratio of Net Investment Income to Average Net Assets	1.05%	1.27%		2.17%	2.04%	(c)
Portfolio Turnover Rate	6.54%	54.53%		36.79%	1.73%	(c)

(a)

Total return before the waiver of related party broker commissions of $332 is 10.79% (see note 3).

(b)

For a period of less than one year, total return is not annualized

        (c)   Annualized

        *     Commencement of Operations (June 13, 2002)

        **   Net investment income/loss per share amounts were calculated using the average share method.

  The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Year	Year		Year	Period
	Ended	Ended		Ended	Ended
	2006	2005		2004	2003
Net Asset Value -
Beginning of Period	$15.98	$14.67		$10.80	$10.00
Net Investment Income **	0.07	0.10		0.19	0.16
Net Gains or Losses on Securities
(Realized and Unrealized)	1.26	2.04		3.85	0.73
Total from Investment Operations	1.33	2.14		4.04	0.89
Distributions
(From net investment income)	(0.03)	(0.09)		(0.17)	(0.09)
(From capital gains)	(0.01)	(0.68)		0.00	0.00
(From return of capital)	0.00	(0.05)		0.00	0.00
Total from Distributions	(0.04)	(0.82)		(0.17)	(0.09)
Net Asset Value -
End of Period	$17.27	$15.98		$14.67	$10.80

Total Return	8.31%	14.38%	(a)	37.52%	9.02%	(b)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$8,038	$3,574		$969	$382

Net Assets Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	1.35%		1.35%	1.35%	(c)
Ratio of Net Investment Income to Average Net Assets	0.42%	0.14%		0.10%	0.42%	(c)
Net Assets After Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	0.87%		0.00%	0.00%	(c)
Ratio of Net Investment Income to Average Net Assets	0.42%	0.62%		1.45%	1.76%	(c)
Portfolio Turnover Rate	74.23%	39.74%		82.56%	13.26%	(c)

(a)

Total return before the waiver of related party brokerage commissions is 14.38% or $392.

(b)    For a period of less than one year, total return is not annualized

        (c)    Annualized

        *      Commencement of Operations (June 13, 2002)

        **     Net investment income/loss per share amounts were calculated using the average share method.

  The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2006

Note 1. Organization

 The Queens Road Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company.  The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  If there are no sales reported the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore no provision for income taxes is required.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2006

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of .95% of the Fund’s average daily net asset value. For the year ended May 31, 2006, the Advisor earned $27,884.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  The amount due to the Advisor at May 31, 2006 is $4,250.

Certain Trustees and officers of the Advisor are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2006

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares.  Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Fund’s portfolio investments during the period ended May 31, 2006.

Note 4. Capital Stock

At May 31, 2006, there were an unlimited number of shares authorized and 349,140 shares outstanding, each with no par value, and capital paid-in amounted to $4,625,514 for the Fund.

Note 5. Investment Transactions

For the year ended May 31, 2006, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $3,236,852 and $176,353, respectively. As of May 31, 2006, the gross unrealized appreciation for all securities totaled $424,410 and the gross unrealized depreciation for all securities totaled $129,960, for an unrealized appreciation of $294,449.  The aggregate cost of securities for federal income tax purposes at May 31, 2006 was $4,628,976.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended May 31, 2006 and 2005 were as follows:

Distributions paid from:	2006	2005
Ordinary Income	$12,647	$11,913
Short-Term Capital Gain	0	10,619
Long-Term Capital Gain	17,238	30,862
	$29,885	$53,394

As of May 31, 2006 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	$18,319
Undistributed long-term capital gain	7,469
Unrealized appreciation/ (depreciation)	294,449
$320,237

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2006

At May 31, 2006, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a taxis basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
407,019	(112,570)	294,449

There were no differences between book-basis and tax-basis unrealized appreciation (depreciation).

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2006, the Pershing for the benefit of its customers owned 96.71% of the Fund.

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2006

Note 1. Organization

 The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions), at least 80% of its total assets in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Funds’ registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2006

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the Fund. Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.35% of the Fund’s average daily net asset value. For the year ended May 31, 2006, the Advisor earned $88,993.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions and extraordinary expenses of the Fund.  The amount owed to the advisor at May 31, 2006 is $9,971.

Certain Trustees and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the fund’s shares. Certain officers of the trust are also officers of (“QRS”). QRS did not receive or waive any brokerage fees on execution of purchases and sales of the fund’s investments during the year ended May 31, 2006.

Note 4. Capital Stock

At May 31, 2006, there were an unlimited number of shares authorized and 465,395 shares outstanding, each with no par value, and capital paid-in amounted to $7,381,076 for the Fund.

Note 5. Investment Transactions

For the year ended May 31, 2006, the cost of purchases and the proceeds from sales, other than short-term securities aggregated $7,987,382 and $4,542,716, respectively.  The aggregate cost of securities for federal income tax purposes at May 31, 2006 was $7,805,790.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended May 31, 2006 and 2005 were as follows:

Distributions paid from:	2006	2005
Ordinary Income	$12,927	$15,582
Short-Term Capital Gain	0	57,234
Long-Term Capital Gain	3,167	57,240
Return of Capital	0	8,037
	$16,094	$138,093

As of May 31, 2006 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	87,211
Undistributed long-term capital gain/ (accumulated losses)	240,695
Unrealized appreciation/ (depreciation)	329,412
$657,318

At May 31, 2006, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
683,824	(354,512)	329,312

There were no differences between book-basis and tax-basis unrealized appreciation (depreciation).

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2006, Pershing, LLC. for the benefit of its customers owned 80.51% of the Fund.

QUEENS ROAD VALUE FUND

EXPENSE ILLUSTRATION

MAY 31, 2006

Expense Example (Unaudited)

As a shareholder of the Queens Road Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2005 through May 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	12/1/2005	5/31/2006	12/1/2005 to 5/31/2006
Actual	$1,000.00	$1,040.33	$4.83
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,020.19	$4.78

* Expenses are equal to the Fund's annualized expense ratio of .95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

QUEENS ROAD SMALL CAP VALUE FUND

EXPENSE ILLUSTRATION

MAY 31, 2006

Expense Example (Unaudited)

As a shareholder of the Queens Road Small Cap Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2005 through May 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	12/1/2005	5/31/2006	12/1/2005 to 5/31/2006
Actual	$1,000.00	$1,045.84	$6.89
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,018.20	$6.79

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

QUEENS ROAD VALUE FUND

AUDITORS OPINION

MAY 31, 2006

To The Shareholders and

Board of Trustees

Queens Road Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Queens Road Value Fund, a series of the Bragg Capital Trust, as of May 31, 2006, and the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the period indicated prior to May 31, 2004 were audited by another independent accounting firm which expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the Fund’s custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Queens Road Value Fund, as of May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services, Ltd.

(f.k.a. Cohen McCurdy, Ltd.)

Westlake, Ohio

July 24, 2006

QUEENS ROAD SMALL CAP VALUE FUND

AUDITORS OPINION

MAY 31, 2006

To The Shareholders and

Board of Trustees

Queens Road Small Cap Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Queens Road Small Cap Value Fund, a series of the Bragg Capital Trust, as of May 31, 2006, and the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the period indicated prior to May 31, 2004 were audited by another independent accounting firm which expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the Fund’s custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Queens Road Small Cap Value Fund, as of May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services, Ltd.

(f.k.a. Cohen McCurdy, Ltd.)

Westlake, Ohio

July 24, 2006

QUEENS ROAD FUNDS

ADDITIONAL INFORMATION

MAY 31, 2006 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

Approval of Advisory Contract – The Board of Trustees approves each fund’s investment advisory contract annually.  The Board evaluates, among other things, the nature and extent of services provided, investment performance, the management fees, economies of scales, and fee levels which reflect these economies of scales. The Board noted that the Funds’ advisor provides investment advisory services on a unified pricing structure, which means the advisor bears the risk of costs exceeding the stated management expense ratio.  Additionally, the stated management expense ratio is below average for each Fund’s peer group as reported by major independent mutual fund databases and management expenses are reduced as certain asset levels are reached.  The Board also noted that because of the unified pricing structure and  level of assets, the contract was not profitable to the advisor.

QUEENS ROAD FUNDS

TRUSTEES AND OFFICERS

MAY 31, 2006 (UNAUDITED)

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 37	Trustee, President Secretary	Unlimited; 4 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 38	Trustee, Chairman Treasurer	Unlimited; 4 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None
Independent Trustees
Philip Blount, 53 [2]	Trustee	Unlimited; 4 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 35[1,2]	Trustee	Unlimited; 4 years	Brady Distributing, Vice President (1995-present) Machinery Distribution	Two	None

Harold Smith, 41[2]	Trustee	Unlimited; 4 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 44[1]	Trustee	Unlimited; 4 years	Scottish Bank, Vice President (1998 – present) Commercial Loan Officer	Two	None
Robert Carter, 36	Trustee	Unlimited; 1 years	Laureate Capital, Strategic Planning Analyst (2004 – Present) BB&T, Strategic Planning Analyst Winston Salem NC (2000 - 2004)	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisers, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1)Member of the Audit Committee of the Board of Trustees, which makes  recommendations regarding the selection of the Funds’ independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2)Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

The Statement of Additional Information has additional information about the Trustees and is available at without charge upon request by calling toll-free 1-800-595-3088.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please send requests to:  Bragg Capital Trust

   100 Queens Road

   Charlotte, NC 28204

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert.  This is because no one on the board of trustees is deemed to be a financial expert.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2005

$ 17,990

FY 2006

$ 19,175

(b)

Audit-Related Fees

Registrant

FY 2005

$ 0

FY 2006

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2005

$ 2,585

FY 2006

$ 4,400

Nature of the fees:

For Excise Tax Return

(d)

All Other Fees

Registrant

FY 2005

$ 0

FY 2006

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The Audit Committee reviews the auditor engagement letter and recommends to the Board of Trustees whether or not to adopt the engagement letter and appoint the independent auditor to perform the services described in the engagement letter.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY2006

$ 4,440

FY2005

$ 2,585

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 16, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  See Item 2.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date August 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date August 8, 2006

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date August 8, 2006

* Print the name and title of each signing officer under his or her signature.